Segment Information	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 18: SEGMENT INFORMATION

The Company currently has two reportable segments from which it derives its revenues: Dry bulk Vessel Operations and Logistics Business. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. The Dry bulk Vessel Operations consists of the transportation and handling of bulk cargoes through the ownership, operation, and trading of vessels, freight, and FFAs. The Logistics Business consists of operating ports and transfer station terminals, handling of vessels, barges and push boats as well as upriver transport facilities in the Hidrovia region.
The Company measures segment performance based on net income/(loss) attributable to Navios Holdings common stockholders. Inter-segment sales and transfers are not significant and have been eliminated and are not included in the following tables. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Dry Bulk Vessel Operations for the Year Ended December 31, 2015	Logistics Business for the Year Ended December 31, 2015	Total for the Year Ended December 31, 2015
Revenue	$229,772	$251,048	$480,820
Administrative fee revenue from affiliates	16,177	—	16,177
Interest income	1,801	569	2,370
Interest expense and finance cost	(86,069)	(27,082)	(113,151)
Depreciation and amortization	(92,341)	(27,969)	(120,310)
Equity in net earnings of affiliated companies	61,484	—	61,484
Net (loss)/ income attributable to Navios Holdings common stockholders	(148,306)	14,194	(134,112)
Total assets	2,359,299	599,514	2,958,813
Goodwill	56,240	104,096	160,336
Capital expenditures	(7,882)	(27,039)	(34,921)
Investment in affiliates	381,746	—	381,746
Cash and cash equivalents	81,905	81,507	163,412
Restricted cash	13,480	—	13,480
Long-term debt, net (including current and noncurrent portion)	$1,213,740	$367,568	$1,581,308

	Dry Bulk Vessel Operations for the Year Ended December 31, 2014	Logistics Business for the Year Ended December 31, 2014	Total for the Year Ended December 31, 2014
Revenue	$300,242	$268,774	$569,016
Administrative fee revenue from affiliates	14,300	—	14,300
Interest income	5,224	291	5,515
Interest expense and finance cost	(85,823)	(27,837)	(113,660)
Depreciation and amortization	(79,603)	(25,087)	(104,690)
Equity in net earnings of affiliated companies	57,751	—	57,751
Net loss attributable to Navios Holdings common stockholders	(45,541)	(10,662)	(56,203)
Total assets	2,525,103	602,594	3,127,697
Goodwill	56,240	104,096	160,336
Capital expenditures	(145,840)	(91,658)	(237,498)
Investment in affiliates	344,453	—	344,453
Cash and cash equivalents	175,625	71,931	247,556
Restricted cash	2,564	—	2,564
Long-term debt, net (including current and noncurrent portion)	$1,246,181	$366,709	$1,612,890

	Dry Bulk Vessel Operations for the Year Ended December 31, 2013	Logistics Business for the Year Ended December 31, 2013	Total for the Year Ended December 31, 2013
Revenue	$275,195	$237,084	$512,279
Administrative fee revenue from affiliates	7,868	—	7,868
Interest income	2,080	219	2,299
Interest expense and finance cost	(85,657)	(25,148)	(110,805)
Depreciation and amortization	(74,770)	(23,354)	(98,124)
Equity in net earnings of affiliated companies	19,344	—	19,344
Net income attributable to Navios Holdings common stockholders	(115,264)	6,201	(109,063)
Total assets	2,366,212	520,241	2,886,453
Goodwill	56,240	104,096	160,336
Capital expenditures	(86,538)	(59,396)	(145,934)
Investment in affiliates	335,303	—	335,303
Cash and cash equivalents	101,263	86,568	187,831
Restricted cash	2,041	—	2,041
Long-term debt, net (including current and noncurrent portion)	$1,192,442	$285,647	$1,478,089

The following table sets out the Company's revenue by geographic region. Dry bulk Vessel Operations (excluding administrative fee revenue from affiliates) and Logistics Business revenue are allocated on the basis of the geographic region in which the customer is located. Dry bulk vessels operate worldwide. Logistics business operates different types of tanker vessels, pushboats, and wet and dry barges for delivering a wide range of products between ports in the Paraná, Paraguay and Uruguay River systems in South America (commonly known as the “Hidrovia” or the “waterway”).
Revenues from specific geographic regions which contribute over 10% of revenue are disclosed separately.

Revenue by Geographic Region

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
North America	$22,317	$30,299	$17,487
Europe	109,347	173,100	141,464
Asia	87,658	84,766	99,636
South America	253,746	275,327	241,852
Other	7,752	5,524	11,840
Total	$480,820	$569,016	$512,279

Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries. The total net book value of long-lived assets for dry bulk vessels amounted to $1,423,147 and $1,486,486 at December 31, 2015 and 2014, respectively. For Logistics Business, all long-lived assets are located in South America. The total net book value of long-lived assets for the Logistics Business amounted to $468,842 and $462,986 at December 31, 2015 and 2014, respectively.